CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 154,452	$ 175,527
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	28,237	19,669
Bad debts	52,866
Stock based compensation	51,107	97,283
Gain on debt forgiveness		(50,500)
Change in operating assets and liabilities:
Accounts receivable	(91,736)	(93,901)
Inventory	(758,104)	432,998
Prepaid expenses and other current assets	315,751	(204,130)
Accounts payable and accrued expenses	168,399	52,247
Other current liabilities	438,006	296,106
Contract liabilities	38,194	82,334
NET CASH PROVIDED BY OPERATING ACTIVITIES	397,172	807,633
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired on business acquisition		1,066,414
Purchase of property and equipment	(50,960)	(6,400)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(50,960)	1,060,014
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of equipment financing	(825)	(825)
Repayment of note payable	(17,254)
Advances (payments) from a related party	(99,092)	2,732
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(117,171)	1,907
NET INCREASE IN CASH	229,041	1,869,554
CASH - Beginning of period	4,832,682	373,731
CASH - End of period	5,061,723	2,243,285
Cash paid during the period for:
Interest	1,644	125
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued for asset purchase agreement		4,007,480
Tangible assets (excluding cash) acquired in business combination		1,740,729
Intangible assets acquired in business combination		456,945
Goodwill acquired in business combination		2,152,215
Liabilities assumed in business combination		$ 1,408,823